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FPA Crescent Fund
FPA Crescent Fund

FPA Funds Trust

FPA Crescent Fund

Institutional Class (FPACX)

Supplement dated September 4, 2020 to the

Prospectus dated April 30, 2020

This Supplement amends information in the Prospectus for the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2020.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective immediately, the current single class of shares of the Fund is hereby renamed Institutional Class shares, and all references to the current single class of shares of the Fund in the Prospectus are hereby superseded and replaced with references to Institutional Class shares. In addition, the following changes are made:

The section titled “Fees and Expenses” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Institutional Class

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund’s Institutional Class. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of this class.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Crescent Fund Institutional Class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	none
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	2.00%
Exchange Fee	none

Annual Operating Expenses of the Institutional Class of Shares (expenses that you pay each year as a percentage of the value of your investment in this class)
Annual Fund Operating Expenses	FPA Crescent Fund Institutional Class
Management Fees	1.00%	[1]
Distribution (12b-1) Fees	none
Other Expenses (Before Short Sale Dividend and Interest Expenses)	0.07%
Total Expenses (Before Short Sale Dividend and Interest Expenses)	1.07%
Expense Reimbursement	0.02%	[2]
Total Operating Expenses Before Short Sale Dividend and Interest Expenses	1.05%
Short sale dividend and interest expenses	0.16%
Total Annual Operating Expenses	1.21%
[1]	The Management fees include both the advisory fee of 0.93% and class-specific administrative service fee of 0.07%. For additional information about the administrative service fee please see the section titled "Management of the Fund."
[2]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Fund, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through September 4, 2021. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

PLEASE RETAIN FOR FUTURE REFERENCE.